INTECH U.S. Managed Volatility Fund | Class A, C, S, I, N, T Shares
FUND SUMMARY INTECH U.S. Managed Volatility Fund (formerly named INTECH U.S. Value Fund)
INVESTMENT OBJECTIVE
INTECH U.S. Managed Volatility Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 46 of the Fund’s Prospectus and in the “Purchases” section on page 81 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - INTECH U.S. Managed Volatility Fund - Class A, C, S, I, N, T Shares	Class A	Class C	Class S	Class I	Class N	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - INTECH U.S. Managed Volatility Fund - Class A, C, S, I, N, T Shares	Class A	Class C	Class S	Class I	Class N	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none	none
Other Expenses	0.28%	0.23%	0.45%	0.21%	0.22%	0.45%
Total Annual Fund Operating Expenses	1.03%	1.73%	1.20%	0.71%	0.72%	0.95%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example - INTECH U.S. Managed Volatility Fund - Class A, C, S, I, N, T Shares - USD ($)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	674	884	1,111	1,762
Class C Shares	Class C Shares	276	545	939	2,041
Class S Shares	Class S Shares	122	381	660	1,455
Class I Shares	Class I Shares	73	227	395	883
Class N Shares	Class N Shares	74	230	401	894
Class T Shares	Class T Shares	97	303	525	1,166

If Shares are not redeemed:
Expense Example, No Redemption - INTECH U.S. Managed Volatility Fund - Class A, C, S, I, N, T Shares - USD ($)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A Shares	Class A Shares	674	884	1,111	1,762
Class C Shares	Class C Shares	176	545	939	2,041
Class S Shares	Class S Shares	122	381	660	1,455
Class I Shares	Class I Shares	73	227	395	883
Class N Shares	Class N Shares	74	230	401	894
Class T Shares	Class T Shares	97	303	525	1,166

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 107% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. common stocks from the universe of the Russell 1000® Index, utilizing INTECH’s mathematical investment process, applying a managed volatility approach. The Russell 1000® Index is an unmanaged index that measures the performance of the large-cap segment of the U.S. equity universe. The Fund seeks to produce returns in excess of the Russell 1000® Index (the Fund’s benchmark index), but with lower absolute volatility than the benchmark index. The Fund seeks to generate such excess returns with absolute volatility that can range from approximately 0% to 40% lower than the Russell 1000® Index. In this context, absolute volatility refers to the variation in the returns of the Fund and the benchmark index as measured by standard deviation. This range is expected to be closer to 0% in less volatile markets and will increase as market conditions become more volatile.

The Fund pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of stocks within the named benchmark index. The goal of this process is to combine stocks that individually have higher relative volatility, lower absolute volatility, and lower correlations with each other in an effort to reduce the Fund’s absolute volatility, while still generating returns that exceed the named benchmark index over a full market cycle (a time period representing a significant market decline and recovery). Although the Fund may underperform its named benchmark index in sharply rising markets, this strategy seeks to participate in normal rising markets and lessen losses in down markets. In applying this strategy, INTECH establishes target proportions of its holdings from stocks within the named benchmark index using an optimization process designed to determine the most effective weightings of each stock in the Fund. Once INTECH determines such proportions and the Fund’s investments are selected, the Fund is periodically rebalanced to the set target proportions and re-optimized. The rebalancing techniques used by INTECH may result in a higher portfolio turnover rate compared to a “buy and hold” fund strategy.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Investment Process Risk. The focus on managed volatility may keep the Fund from achieving excess returns over the named benchmark index. In this regard, INTECH’s managed volatility strategy may underperform the Fund’s named benchmark index during certain periods of up markets, and in particular, most likely will underperform the benchmark index in sharply rising markets, and may not achieve the desired level of protection in down markets. As INTECH’s mathematical investment process has evolved, it has experienced periods of both underperformance and outperformance relative to an identified benchmark index. Even when the proprietary mathematical investment process is working appropriately, INTECH expects that there will be periods of underperformance relative to the benchmark index. On an occasional basis, INTECH makes changes to its mathematical investment process that do not require shareholder notice. These changes may result in changes to the portfolio, might not provide the intended results, and may adversely impact the Fund’s performance.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Real Estate Securities Risk. The Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in real estate investment trusts (“REITs”) involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Fund’s performance. In addition, higher portfolio turnover may result in the acceleration of capital gains and the recognition of greater levels of short-term capital gains, which are taxed at ordinary federal income tax rates when distributed to shareholders.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class I Shares, Class A Shares, Class C Shares, and Class S Shares of the Fund commenced operations on July 6, 2009, after the reorganization of each corresponding class of shares of Janus Adviser INTECH Risk-Managed Value Fund (“JAD predecessor fund”) into each respective share class of the Fund. Class T Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on October 28, 2014.
  The performance shown for Class I Shares, Class A Shares, Class C Shares, and Class S Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares, Class A Shares, Class C Shares, and Class S Shares prior to the reorganization, calculated using the fees and expenses of each respective share class of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class T Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares prior to the reorganization, calculated using the fees and expenses of Class T Shares, without the effect of any fee and expense limitations or waivers. If Class T Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown may have been different.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class I Shares from July 6, 2009 to October 28, 2014, calculated using the fees and expenses of Class I Shares, net of any applicable fee and expense limitations or waivers. The performance shown for Class N Shares for periods prior to July 6, 2009, reflects the historical performance of the JAD predecessor fund’s Class I Shares prior to the reorganization, calculated using the fees and expenses of Class I Shares of the JAD predecessor fund, net of any applicable fee and expense limitations or waivers. If Class N Shares of the Fund had been available during periods prior to October 28, 2014, the performance shown may have been different.
The performance shown for periods following the Fund’s commencement of Class I Shares, Class A Shares, Class C Shares, Class S Shares, Class N Shares, and Class T Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class I Shares (calendar year-end)

Best Quarter: 3rd Quarter 2009 17.79% Worst Quarter: 4th Quarter 2008 −21.39%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2015 was −0.77%.
Average Annual Total Returns (periods ended 12/31/14)
Average Annual Total Returns - INTECH U.S. Managed Volatility Fund - Class A, C, S, I, N, T Shares	Column	Label		1 Year	5 Years	Since Inception of Predecessor Fund	Inception Date
Class I Shares | Return Before Taxes	Class I Shares	Return Before Taxes		9.32%	15.18%	7.16%	Dec. 30, 2005
Class I Shares | Return After Taxes on Distributions	Class I Shares	Return After Taxes on Distributions		1.01%	12.20%	5.38%	Dec. 30, 2005
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.94%	11.64%	5.40%	Dec. 30, 2005
Class A Shares | Return Before Taxes	Class A Shares	Return Before Taxes	[2]	2.82%	13.49%	6.19%	Dec. 30, 2005
Class C Shares | Return Before Taxes	Class C Shares	Return Before Taxes	[3]	7.44%	14.01%	6.10%	Dec. 30, 2005
Class S Shares | Return Before Taxes	Class S Shares	Return Before Taxes		9.14%	14.77%	6.73%	Dec. 30, 2005
Class N Shares | Return Before Taxes	Class N Shares	Return Before Taxes		9.32%	15.18%	7.16%	Dec. 30, 2005
Class T Shares | Return Before Taxes	Class T Shares	Return Before Taxes		9.18%	14.96%	6.79%	Dec. 30, 2005
Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)		Russell 1000® Index		13.24%	15.64%	8.15%	Dec. 30, 2005
Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes)		Russell 1000® Value Index		13.45%	15.42%	7.33%	Dec. 30, 2005
[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
[2]	Calculated assuming maximum permitted sales loads.
[3]	The one year return is calculated to include the contingent deferred sales charge.

Effective December 17, 2014, the Fund’s primary benchmark index changed from the Russell 1000® Value Index to the Russell 1000® Index. The transition to the Russell 1000® Index is expected to provide shareholders with broader exposure to large cap U.S. equities than the former value-focused index, including exposure to growth and value stock constituents, and the potential benefits from the resulting application of INTECH’s managed volatility investment process across the entire Russell 1000® Index investment universe. The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

After-tax returns are calculated using distributions for the Fund’s Class I Shares for periods following July 6, 2009; and for the JAD predecessor fund’s Class I Shares for periods prior to July 6, 2009. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class I Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class I Shares due to varying sales charges (as applicable), fees, and expenses among the classes.